Investment in affiliates (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2018 CNY (¥)	May 31, 2018	Jan. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2016
Investment in affiliates
Investment in affiliates				$ 9,782,915						¥ 67,262,431		¥ 181,922,556
Consideration from disposal of investment				31,805,500	¥ 218,678,718	¥ 3,225,000	¥ 6,500,000
Impairment loss recorded from equity in affiliates					104,100,000	¥ 0	¥ 0
Private equity funds that the Company serves as general partner or fund manager
Investment in affiliates
Investment in affiliates				4,434,186						30,487,247		27,571,703
Changjiang Jupai
Investment in affiliates
Equity method investment, cost			¥ 2,000,000
Changjiang Jupai
Investment in affiliates
Investment in affiliates				$ 1,628,139						¥ 11,194,270		¥ 8,660,033
Equity method investment, ownership percentage (in percentage)				25.00%			40.00%			25.00%	25.00%	25.00%
Payments to acquire equity investments					8,000,000
Ownership percentage disposed (in percentage)			10.00%
Registered or additional capital												¥ 24,000,000
Wuling Center
Investment in affiliates
Investment in affiliates				$ 973,929						¥ 6,696,246		¥ 8,380,897
Equity method investment, ownership percentage (in percentage)				1.20%						1.20%	1.20%	1.20%
Hehui
Investment in affiliates
Investment in affiliates				$ 601,546						¥ 4,135,930		¥ 4,055,531
Equity method investment, ownership percentage (in percentage)				49.00%						49.00%	49.00%	49.00%
Juzhi
Investment in affiliates
Investment in affiliates				$ 579,479						¥ 3,984,209		¥ 5,317,586
Equity method investment, ownership percentage (in percentage)				50.00%						50.00%	50.00%	50.00%
Guochen
Investment in affiliates
Investment in affiliates				$ 529,052						¥ 3,637,499		¥ 3,912,925
Equity method investment, ownership percentage (in percentage)				8.30%						8.30%	8.30%	8.30%
Jinyong
Investment in affiliates
Investment in affiliates				$ 483,129						¥ 3,321,753
Equity method investment, ownership percentage (in percentage)				31.00%			80.00%			31.00%
Payments to acquire equity investments	¥ 4,700,000			$ 680,000
Ownership percentage disposed (in percentage)		49.00%
Ownership percentage after sale of stock (in percentage)		31.00%
Registered or additional capital										¥ 15,000,000
Runju
Investment in affiliates
Investment in affiliates												¥ 94,014,722
Equity method investment, cost											$ 13,000,000	¥ 90,500,000
Advance prepayment for acquisition								$ 11,200,000	¥ 77,600,000
Equity method investment, ownership percentage (in percentage)				71.20%						71.20%	71.20%	71.20%	71.00%
Impairment loss recorded from equity in affiliates					90,800,000
Juyuan
Investment in affiliates
Investment in affiliates												¥ 8,376,590
Equity method investment, ownership percentage (in percentage)											64.00%	64.00%
Payments to acquire equity investments					10,000,000
Impairment loss recorded from equity in affiliates				$ 1,300,000	9,000,000
Qihu
Investment in affiliates
Investment in affiliates												¥ 5,715,365
Equity method investment, ownership percentage (in percentage)											30.00%	30.00%
Payments to acquire equity investments					4,500,000
Consideration from disposal of investment				100,000	800,000
Impairment loss recorded from equity in affiliates				600,000	4,300,000
Hengqinhuixun
Investment in affiliates
Investment in affiliates												¥ 4,995,829
Equity method investment, ownership percentage (in percentage)											40.00%	40.00%
Payments to acquire equity investments					¥ 5,000,000
Others
Investment in affiliates
Investment in affiliates				$ 553,455						¥ 3,805,277		¥ 10,921,375
Private equity funds of funds | Shanghai Juxiang | Maximum
Investment in affiliates
Equity method investment, ownership percentage (in percentage)				4.00%						4.00%